TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account A

Supplement Dated August 26, 2015

to the

Prospectus For

MERRILL LYNCH INVESTOR

CHOICE ANNUITY® (INVESTOR SERIES)

(Dated May 1, 2014)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML of New York Variable Annuity

Separate Account A

Supplement Dated August 26, 2015

to the

Prospectus For

MERRILL LYNCH INVESTOR

CHOICE ANNUITY® (INVESTOR SERIES)

(Dated May 1, 2014)

Effective on or about September 1, 2015, based on changes to the underlying fund portfolio, the following changes apply to the applicable subaccount:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME
BlackRock Money Market V.I. Fund	BlackRock Government Money Market V.I. Fund	BlackRock Money Market V.I. Fund	BlackRock Government Money Market V.I. Fund

All references to the subaccount name and portfolio name in the prospectus are hereby amended as noted above.